Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 11,193	$ 12,465
Amortization of finance lease right-of-use assets	538	523
Interest on finance lease liabilities (included in interest expense)	135	79
Variable lease costs	2,303	2,737
Total lease costs	$ 14,169	$ 15,804